Post-Employment and Other Non-current Employee Benefits - Summary of Remeasurements of Net Defined Benefit Liability Recognized in Other Comprehensive Income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Net defined benefit liability (asset) at beginning of period	$ 1,240	$ 1,173	$ 855
Recognized during the year (obligation liability and plan assets)	124	680	213
Actuarial gains and losses arising from changes in financial assumptions	(375)	(550)	(76)
Actuarial gains and losses arising from changes in demographic assumptions	1	0	184
Foreign exchange rate valuation (gain)	(78)	9	(3)
Adjustment from employees transferred	0	(72)	0
Net defined benefit liability (asset) at end of period	$ 912	$ 1,240	$ 1,173